Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Auction Rate Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning Balance	$ 5.4	$ 5.7
Total impairment losses included in earnings		(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4
Ending Balance	4.6	5.4
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0.6	0
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	0
Change in Fair Value Included In Earnings	5.2	0
Currency Translation	0.1	0
Ending Balance	$ 28.7	$ 0.6